CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	14,880,000	14,880,000	14,880,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,667,667	7,667,667	7,667,667
Common stock, shares outstanding	7,667,667	7,667,667	7,667,667
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Junior Participating Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20,000	20,000	20,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	14,999,000	14,999,000	14,999,000
Preferred stock, shares outstanding	14,999,000	14,999,000	14,999,000